EQUITY, SHARE-BASED COMPENSATION AND WARRANTS - Share Based Compensation, Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 serviceProvider shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for ESPP | $		$ 109	$ 72
Exchange ratio	0.2
Number of eligible service providers affected | serviceProvider	53
Options outstanding		4,399,741	2,848,903		2,439,020
Share-based compensation | $		$ 2,296	$ 1,205
Expense remaining to be recognized | $		$ 2,100	$ 2,200
Weighted average recognition period (in years)		2 years 7 months 6 days	2 years 2 months 12 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | $		$ 100	$ 100
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		5,000,000
Shares reserved for future issuance, minimum annual increase (in shares)		5,000,000
Common stock available for grant (in shares)		2,300,000
2020 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent increase in shares available under ESPP, prior year		5.00%
2022 Inducement Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for grant (in shares)		200,000
Number of shares authorized for issuance (in shares)		1,500,000
2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		700,000
Shares reserved for future issuance, minimum annual increase (in shares)		1,000,000
Common stock available for grant (in shares)		900,000
Issuance of common shares under employee stock purchase plan (in shares)		112,740
2020 ESPP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent increase in shares available under ESPP, prior year		1.00%
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exchanged under plan (in shares)	239,181
Options outstanding			5,777
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)				1,972,530
Options exchanged under plan (in shares)	1,269,180
One-time incremental compensation cost | $				$ 1,000
Maximum option term				10 years
Percentage of vesting rights				2.08%
Vesting term				4 years